Organization and Business Description (Details) - Schedule of Ys Group's Current Legal Entity	6 Months Ended		12 Months Ended
	Sep. 30, 2023		Mar. 31, 2023
YS Biopharma Co., Ltd. (“YS Biopharma”) [Member]
Schedule of YS Group's Current Legal Entity [Abstract]
Nature of Operations			Holding Company
Date of Incorporation			Nov. 16, 2020
Place of Incorporation			Cayman Islands
YishengBio (Hong Kong) Holdings Limited (“HK Yisheng”) [Member]
Schedule of YS Group's Current Legal Entity [Abstract]
Nature of Operations			Holding Company
Date of Incorporation			Dec. 28, 2020
Place of Incorporation			Hong Kong
Yisheng Biopharma (Singapore) Pte. Ltd. (“Singapore Yisheng”) [Member]
Schedule of YS Group's Current Legal Entity [Abstract]
Nature of Operations	Research and development of vaccines and therapeutic biologics	[1]	Research and development of vaccines and therapeutic biologics
Date of Incorporation	Nov. 28, 2009	[1]	Nov. 28, 2009
Place of Incorporation	Singapore	[1]	Singapore
Yisheng US Biopharma Inc. (“US Yisheng”) [Member]
Schedule of YS Group's Current Legal Entity [Abstract]
Nature of Operations	Research of vaccines and therapeutic biologics		Research of vaccines and therapeutic biologics
Date of Incorporation	Sep. 29, 2009		Sep. 29, 2009
Place of Incorporation	US		US
Liaoning Yisheng Biopharma Co., Ltd. (“Liaoning Yisheng”) [Member]
Schedule of YS Group's Current Legal Entity [Abstract]
Nature of Operations	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics	[2]	Research and development, manufacturing and commercialization of vaccines and therapeutic biologics
Date of Incorporation	May 26, 1994	[2]	May 26, 1994
Place of Incorporation	PRC	[2]	PRC
Beijing Yisheng Biotechnology Co., Ltd. (“Beijing Yisheng”) [Member]
Schedule of YS Group's Current Legal Entity [Abstract]
Nature of Operations	Research and development of vaccines and therapeutic biologics		Research and development of vaccines and therapeutic biologics
Date of Incorporation	Feb. 04, 2021		Feb. 04, 2021
Place of Incorporation	PRC		PRC
Hudson Biomedical Group Co., Ltd. [Member]
Schedule of YS Group's Current Legal Entity [Abstract]
Nature of Operations	Purpose of effecting a merger		Purpose of effecting a merger
Date of Incorporation	Aug. 15, 2022		Aug. 15, 2022
Place of Incorporation	Cayman Islands		Cayman Islands

[1]	Singapore Yisheng was incorporated November 28, 2009, and acquired by YS Group in fiscal 2011
[2]	Liaoning Yisheng was incorporated May 26, 1994, and acquired by YS Group in fiscal 2005.